SEGMENT INFORMATION AND REVENUE ANALYSIS (Tables)	6 Months Ended
Jun. 30, 2012
SEGMENT INFORMATION AND REVENUE ANALYSIS
Schedule of group's long-lived assets, other than deferred tax assets in different geographic locations

  Long-lived assets, other than deferred tax assets (Note 1)

	As of December 31, 2011	As of June 30, 2012
PRC and Hong Kong	$37,121	$44,472
Japan	1,996	1,901
United States	19,922	19,185
Europe	—	960
Asia South	8,540	8,592

Total	$67,579	$75,110

  Notes:
(1)
Long-lived assets are presented by the operating location of the subsidiaries of the Company.

Schedule of group's net revenues in different geographic locations

  Net Revenues (Note 2)

	Six-month periods ended June 30,
	2011	2012
PRC and Hong Kong	$37,719	$55,946
Japan	21,950	29,050
United States	19,606	30,642
Europe	2,480	2,162
Asia South	13,424	19,457

Total	$95,179	$137,257

Notes:

(2)
Net revenues are presented by operating location of the Group's customer entities.

Schedule of net revenues by service line
The net revenues consist of the following service lines:

	Six-month periods ended June 30,
	2011	2012
ITS	$52,321	$80,878
RDS	42,858	56,379

Total	$95,179	$137,257